PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Narrative) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 93,644	$ 559,712	$ 533,702
Depreciation expense allocated to inventory	81,301	474,172	472,096
Impairment loss	$ 0	1,202,227	20,726
Impairment on property and equipment		372,227	$ 20,726
Impairment loss on land		$ 830,000